Investments accounted for using the equity method - Disclosure of ownership percentage and carrying value of investments in joint ventures (Details) - EUR (€) € in Millions		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Joint ventures		€ 4,561	€ 5,635
Finance companies in partnership with Santander Consumer Finance
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Joint ventures		€ 2,092	€ 1,896
FCA Bank
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Joint ventures		€ 0	€ 1,858
LeaseCo SAS
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%	0.00%
Joint ventures		€ 323	€ 0
StarPlus Energy LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		49.00%	0.00%
Joint ventures		€ 141	€ 0
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		37.90%	37.90%
Joint ventures		€ 932	€ 727
Finance companies in partnership with BNP Paribas Personal Finance
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Joint ventures		€ 718	€ 636
Dongfeng Peugeot Citroën Auto Finance Company
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		0.00%	25.00%
Joint ventures		€ 0	€ 137
GAC FIAT Chrysler Automobiles Co.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Joint ventures		€ 0	€ 130
Automotive Cells Company SE (“ACC”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		33.00%	50.00%
Joint ventures		€ 177	€ 89
Others
Disclosure of joint ventures [line items]
Joint ventures		€ 178	€ 162